UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

NICHOLAS II, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/11

Date of Reporting Period: 12/31/10

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 12/31/2010

		VALUE
		-------------
COMMON STOCKS -- 94.31%
	Consumer Discretionary - Auto & Components -- 1.27%
235,000	Gentex Corporation	$ 6,946,600
		-------------
	Consumer Discretionary - Durables & Apparel -- 2.14%
180,000	Jarden Corporation	5,556,600
130,000	Tupperware Brands Corporation	6,197,100
		-------------
		11,753,700
		-------------
	Consumer Discretionary - Media -- 0.73%
100,000	DIRECTV - Class A *	3,993,000
		-------------
	Consumer Discretionary - Retail -- 9.43%
300,000	Aaron's, Inc.	6,117,000
120,000	CarMax, Inc. *	3,825,600
70,000	Guess?, Inc.	3,312,400
112,100	Kohl's Corporation *	6,091,514
330,000	LKQ Corporation *	7,497,600
95,000	Nordstrom, Inc.	4,026,100
115,000	O'Reilly Automotive, Inc. *	6,948,300
180,000	PetSmart, Inc.	7,167,600
150,000	TJX Companies, Inc. (The)	6,658,500
		-------------
		51,644,614
		-------------
	Consumer Discretionary - Services -- 2.57%
155,000	Darden Restaurants, Inc.	7,198,200
140,000	Yum! Brands, Inc.	6,867,000
		-------------
		14,065,200
		-------------
	Consumer Staples - Food, Beverage & Tobacco -- 3.32%
115,000	Hormel Foods Corporation	5,894,900
110,000	McCormick & Company, Inc.	5,118,300
110,000	Ralcorp Holdings, Inc. *	7,151,100
		-------------
		18,164,300
		-------------
	Energy -- 5.05%
55,000	Cameron International Corporation *	2,790,150
35,000	Concho Resources Inc. *	3,068,450
100,000	Continental Resources, Inc. *	5,885,000
100,782	Kinder Morgan Management, LLC *	6,740,296
130,000	Petrohawk Energy Corporation *	2,372,500
50,000	Range Resources Corporation	2,249,000
200,000	Weatherford International Ltd. *	4,560,000
		-------------
		27,665,396
		-------------
	Financials - Banks -- 2.15%
95,000	Comerica Incorporated	4,012,800
102,637	Commerce Bancshares, Inc.	4,077,768
60,000	Cullen/Frost Bankers, Inc.	3,667,200
		-------------
		11,757,768
		-------------
	Financials - Diversified -- 5.61%
67,500	Affiliated Managers Group, Inc. *	6,697,350
185,000	Eaton Vance Corp.	5,592,550
140,000	MSCI Inc. *	5,454,400
230,000	Raymond James Financial, Inc.	7,521,000
85,000	T. Rowe Price Group, Inc.	5,485,900
		-------------
		30,751,200
		-------------
	Financials - Insurance -- 2.38%
230,000	Brown & Brown, Inc.	5,506,200
217,000	Willis Group Holdings PLC	7,514,710
		-------------
		13,020,910
		-------------
	Financials - Real Estate -- 0.56%
60,000	Digital Realty Trust, Inc.	3,092,400
		-------------
	Health Care - Equipment -- 5.58%
372,000	Allscripts Healthcare Solutions, Inc. *	7,168,440
205,000	DENTSPLY International Inc.	7,004,850
80,000	IDEXX Laboratories, Inc. *	5,537,600
160,000	ResMed Inc. *	5,542,400
125,000	St. Jude Medical, Inc. *	5,343,750
		-------------
		30,597,040
		-------------
	Health Care - Pharmaceuticals & Biotechnology -- 7.06%
85,000	Allergan, Inc.	5,836,950
115,000	Covance Inc. *	5,912,150
190,000	Gilead Sciences, Inc. *	6,885,600
47,500	Mettler-Toledo International Inc. *	7,182,475

	105,000	Teva Pharmaceutical Industries Ltd.	5,473,650
	133,920	Thermo Fisher Scientific Inc. *	7,413,811
			-------------
			38,704,636
			-------------
		Health Care - Services -- 2.08%
	25,000	Cerner Corporation *	2,368,500
	27,500	DaVita, Inc. *	1,910,975
	305,000	VCA Antech, Inc. *	7,103,450
			-------------
			11,382,925
			-------------
		Industrials - Capital Goods -- 9.22%
	250,000	AECOM Technology Corporation *	6,992,500
	210,000	AMETEK, Inc.	8,242,500
	128,000	Fastenal Company	7,668,480
	237,500	IDEX Corporation	9,291,000
	165,000	Pentair, Inc.	6,024,150
	105,000	Snap-on Incorporated	5,940,900
	120,000	Westinghouse Air Brake Technologies Corporation	6,346,800

			-------------
			50,506,330
			-------------
		Industrials - Commercial Services & Supplies -- 3.98%
	110,000	IHS Inc. - Class A *	8,842,900
	115,000	Manpower Inc.	7,217,400
	250,000	Ritchie Bros. Auctioneers Incorporated	5,762,500
			-------------
			21,822,800
			-------------
		Industrials - Transportation -- 4.86%
	80,000	C.H. Robinson Worldwide, Inc.	6,415,200
	143,000	Expeditors International of Washington, Inc.	7,807,800
	140,000	Landstar System, Inc.	5,731,600
	315,000	UTi Worldwide Inc.	6,678,000
			-------------
			26,632,600
			-------------
		Information Technology - Hardware & Equipment -- 6.39%
	185,000	FLIR Systems, Inc. *	5,503,750
	125,000	Harris Corporation	5,662,500
	170,000	Juniper Networks, Inc. *	6,276,400
	330,000	Molex Incorporated - Class A	6,227,100
	300,000	QLogic Corporation *	5,106,000
	163,750	Zebra Technologies Corporation - Class A *	6,220,863
			-------------
			34,996,613
			-------------
		Information Technology -
		Semiconductors & Semiconductor Equipment -- 6.58%
	215,000	Altera Corporation	7,649,700
	195,000	Avago Technologies Limited	5,551,650
	150,000	Linear Technology Corporation	5,188,500
	288,750	Microchip Technology Incorporated	9,878,137
	140,000	Skyworks Solutions, Inc. *	4,008,200
	130,000	Xilinx, Inc.	3,767,400
			-------------
			36,043,587
			-------------
		Information Technology - Software & Services -- 10.10%
	135,000	Accenture plc - Class A	6,546,150
	100,000	Akamai Technologies, Inc. *	4,705,000
	110,000	ANSYS, Inc. *	5,727,700
	115,000	BMC Software, Inc. *	5,421,100
	209,499	Fidelity National Information Services, Inc.	5,738,177
	135,937	Fiserv, Inc. *	7,960,471
	26,000	MasterCard Incorporated - Class A	5,826,860
	215,000	Paychex, Inc.	6,645,650
	165,000	Teradata Corporation *	6,791,400
			-------------
			55,362,508
			-------------
		Materials -- 3.25%
	40,000	Air Products and Chemicals, Inc.	3,638,000
	241,400	Bemis Company, Inc.	7,884,124
	125,000	Ecolab Inc.	6,302,500
			-------------
			17,824,624
			-------------
		TOTAL COMMON STOCKS (cost $337,193,516)	516,728,751
			-------------

SHORT	-TERM INVESTMENTS -- 5.70%
		Commercial Paper - 5.40%
	$1,400,000	Hitachi Capital America Corp. 01/03/11, 0.33%	1,400,000
	1,325,000	UnitedHealth Group Incorporated 01/03/11, 0.40%	1,325,000
	2,000,000	Covidien International Finance S.A. 01/04/11, 0.30%	1,999,983
	875,000	Wisconsin Energy Corporation 01/04/11, 0.28%	874,993
	1,000,000	Sara Lee Corporation 01/05/11, 0.30%	999,983
	700,000	Volkswagen of America, Inc. 01/05/11, 0.33%	699,987
	1,075,000	Wisconsin Energy Corporation 01/05/11, 0.30%	1,074,982
	1,475,000	BMW US Capital, LLC 01/06/11, 0.38%	1,474,953
	1,125,000	Volkswagen of America, Inc. 01/06/11, 0.34%	1,124,968
	2,000,000	Wisconsin Electric Power Company 01/06/11, 0.20%	1,999,967

1,000,000	Hitachi Capital America Corp. 01/07/11, 0.33%	999,963
835,000	Volkswagen of America, Inc. 01/07/11, 0.33%	834,969
1,000,000	Hitachi Capital America Corp. 01/10/11, 0.33%	999,936
600,000	Hitachi Capital America Corp. 01/10/11, 0.33%	599,962
1,425,000	Mitsubishi International Corporation 01/11/11, 0.23%	1,424,927
1,425,000	Volkswagen of America, Inc. 01/11/11, 0.32%	1,424,899
800,000	Volkswagen of America, Inc. 01/12/11, 0.33%	799,934
1,000,000	BMW US Capital, LLC 01/14/11, 0.33%	999,899
1,000,000	Philip Morris International Inc. 01/18/2011, 0.21%	999,913
1,350,000	Hitachi Capital America Corp. 01/20/11, 0.33%	1,349,790
1,000,000	BMW US Capital, LLC 01/21/11, 0.38%	999,810
1,500,000	Coca-Cola Enterprises Inc. 01/21/11, 0.26%	1,499,805
775,000	General Mills, Inc. 01/24/11, 0.32%	774,856
1,225,000	BMW US Capital, LLC 01/25/11, 0.38%	1,224,716
1,650,000	Volkswagen of America, Inc. 01/28/11, 0.32%	1,649,633
		-------------
		29,557,828
		-------------
	Variable Rate Security - 0.30%
1,658,043	American Family Financial Services, Inc. 01/03/11, 0.10%(1)	1,658,043
		-------------
	TOTAL SHORT-TERM INVESTMENTS (cost $31,215,871)	31,215,871
		-------------

	TOTAL SECURITY HOLDINGS (cost $368,409,387) - 100.01%	547,944,622
		------------

	OTHER LIABILITIES, NET OF ASSETS - (0.01)%	(24,416)
		------------

	TOTAL NET ASSETS (basis of percentages disclosed above) - 100%	$547,920,206
		------------
		------------

% OF NET ASSETS

* NON-INCOME PRODUCING

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

As of December 31, 2010, investment cost for federal tax purposes was $368,660,220 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$183,907,731
Unrealized depreciation	(4,623,329)
------------
Net unrealized depreciation	$179,284,402
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments,

interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$516,728,751
Level 2 -

Commercial Paper	29,557,828
Variable Rate Security	1,658,043
Level 3 -
None	-
------------
Total	$547,944,622
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS II, INC.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 02/04/11

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 02/04/11

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/04/11